Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial instruments	$ 162,141	$ 133,490
Gross amounts offset on the consolidated balance sheet	(21,571)	(2,816)
Net amounts	140,570	130,674
Financial instruments	(24,469)	(21,777)
Securities collateral received	(114,219)	(98,836)
Net amounts	1,882	10,061
Amounts not subject to enforecable netting agreements	6,174	6,510
Net amounts presented on the consolidated balance sheet	146,744	137,184
Gross amounts of recognized financial liabilities	193,232	156,287
Gross amounts offset on the consolidated balance sheet	(21,571)	(2,816)
Net amounts	171,661	153,471
Financial instruments	(24,469)	(21,777)
Securities collateral pledged	(145,480)	(122,379)
Net amounts	1,712	9,315
Amounts not subject to enforecable netting agreements	5,823	5,333
Net amounts presented on the consolidated balance sheet	177,484	158,804
Derivative liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	35,634	35,361
Gross amounts offset on the consolidated balance sheet	(46)	(40)
Net amounts	35,588	35,321
Financial instruments	(24,469)	(21,777)
Securities collateral pledged	(9,494)	(7,842)
Net amounts	1,625	5,702
Amounts not subject to enforecable netting agreements	5,823	5,333
Net amounts presented on the consolidated balance sheet	41,411	40,654
Cash collateral on securities lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	6,031	7,997
Net amounts	6,031	7,997
Securities collateral pledged	(5,989)	(5,169)
Net amounts	42	2,828
Net amounts presented on the consolidated balance sheet	6,031	7,997
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	151,567	112,929
Gross amounts offset on the consolidated balance sheet	(21,525)	(2,776)
Net amounts	130,042	110,153
Securities collateral pledged	(129,997)	(109,368)
Net amounts	45	785
Net amounts presented on the consolidated balance sheet	130,042	110,153
Derivative assets [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial instruments	32,224	29,965
Gross amounts offset on the consolidated balance sheet	(46)	(40)
Net amounts	32,178	29,925
Financial instruments	(24,469)	(21,777)
Securities collateral received	(6,474)	(4,394)
Net amounts	1,235	3,754
Amounts not subject to enforecable netting agreements	6,174	6,510
Net amounts presented on the consolidated balance sheet	38,352	36,435
Cash collateral securities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial instruments	21,697	17,028
Net amounts	21,697	17,028
Securities collateral received	(21,161)	(14,432)
Net amounts	536	2,596
Net amounts presented on the consolidated balance sheet	21,697	17,028
Securities purchased under resale agreements [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial instruments	108,220	86,497
Gross amounts offset on the consolidated balance sheet	(21,525)	(2,776)
Net amounts	86,695	83,721
Securities collateral received	(86,584)	(80,010)
Net amounts	111	3,711
Net amounts presented on the consolidated balance sheet	$ 86,695	$ 83,721